Staff costs (Tables)	12 Months Ended
Dec. 31, 2024
Classes of employee benefits expense [abstract]
Disclosure of staff costs

	2024	2023	2022
	£m	£m	£m
Incentive awards granted:
Current year bonus	1,278	1,202	1,241
Deferred bonus	636	543	549
Total incentive awards granted	1,914	1,745	1,790

Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(452)	(384)	(388)
Add: current year charges for deferred bonuses from previous years	405	390	399
Other differences between incentive awards granted and income statement charge	(2)	(1)	35
Income statement charge for performance costs	1,865	1,750	1,836

Other income statement charges:
Salaries	4,994	5,120	4,732
Social security costs	754	755	714
Post-retirement benefits[1]	558	539	563
Other compensation costs	587	555	504
Total compensation costs[2]	8,758	8,719	8,349

Other resourcing costs:
Outsourcing	693	601	607
Redundancy and restructuring	235	452	(7)
Temporary staff costs	61	91	113
Other	129	154	190
Total other resourcing costs	1,118	1,298	903

Total staff costs	9,876	10,017	9,252
Group compensation costs as a % of total income	32.7	34.4	33.5
Group staff costs as a % of total income	36.9	39.5	37.1
Notes:
1Post-retirement benefits charge includes £377m (2023: £371m; 2022: £313m) in respect of defined contribution schemes and £181m (2023: £168m; 2022: £250m) in respect of defined benefit schemes.
2£875m (2023: £860m; 2022: £604m) of Group compensation cost was capitalised as internally generated software and excluded from the Staff cost disclosed above.